Risk Management and Report (Details) - Schedule of the LCR and the NSFR	Dec. 31, 2022
Maximum [member]
Risk Management and Report (Details) - Schedule of the LCR and the NSFR [Line Items]
Liquidity Coverage Ratio	4.10%
Net Stable Financing Ratio	1.35%
Minimum [member]
Risk Management and Report (Details) - Schedule of the LCR and the NSFR [Line Items]
Liquidity Coverage Ratio	2.31%
Net Stable Financing Ratio	1.29%
Average [member]
Risk Management and Report (Details) - Schedule of the LCR and the NSFR [Line Items]
Liquidity Coverage Ratio	3.28%
Net Stable Financing Ratio	1.32%
Regulatory Limit [member]
Risk Management and Report (Details) - Schedule of the LCR and the NSFR [Line Items]
Liquidity Coverage Ratio	1.00%	[1]
Net Stable Financing Ratio	0.60%	[2]

[1]	Valid value from June 1, 2022.
[2]	Effective value from June 1, 2022, which will gradually increase until reaching 1.0 in January 2026.